COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) Claim	Dec. 31, 2024 USD ($) Claim	Dec. 31, 2023 Claim
Loss Contingencies [Line Items]
Number of claims filed | Claim		81	101	63
Loss contingency liability, current		$ 38,577	$ 42,706
Loss contingency liability, non-current		8,735	9,492
Purchase obligation		15,901
Pledges and guarantees		$ 260
Individual Claims [Member] | USA [Member]
Loss Contingencies [Line Items]
Number of claims filed | Claim		427
Description commitments		Contingent losses related to the other 422 product liability individual claims in the U.S. were defined in accordance with ASC450 as either only reasonably possible (35 claims) with a range of possible loss between $0.5 to $13 million per claim or are at an early stage (387 claims) in which the amount of the possible loss cannot be reasonably estimated, and therefore an accrual has not been recorded for such claims as of December 31, 2025.
Settlement amount for claims	$ 52,400
Lawsuit claim amount	13,000
Individual Claims [Member] | USA [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Lawsuit claim amount	500
Individual Claims [Member] | USA [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Lawsuit claim amount	$ 13,000
Individual Claims [Member] | Australia [Member]
Loss Contingencies [Line Items]
Number of claims filed | Claim		151
Individual Claims [Member] | Israel [Member]
Loss Contingencies [Line Items]
Number of claims filed | Claim		98
Number of pre-litigation demand letters | Claim		11
New Silicosis Claim [Member]
Loss Contingencies [Line Items]
Loss contingency liability		$ 47,312	50,032
Loss contingency liability, current		38,577	40,540
Loss contingency liability, non-current		8,735	9,492
Insurance receivable		11,023	32,178
Legal settelments and loss contingencies		$ 25,555	$ 7,242